Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.41%
Australia–3.28%
ALS Ltd.	2,445,067	$28,425,067
Cochlear Ltd.	123,993	25,313,542
Computershare Ltd.	1,527,223	41,111,928
Woolworths Group Ltd.	1,526,445	30,816,021
		125,666,558
Austria–0.79%
ANDRITZ AG	437,399	30,438,996
Brazil–4.96%
Itausa S.A., Preference Shares	22,374,900	41,356,933
Odontoprev S.A.	15,019,140	32,213,280
Raia Drogasil S.A.	15,879,800	38,199,660
TOTVS S.A.	5,017,937	39,080,325
WEG S.A.	5,975,200	39,599,552
		190,449,750
Canada–2.60%
CCL Industries, Inc., Class B	862,477	48,209,327
Metro, Inc.	401,176	30,675,950
Sprott, Inc.	308,663	20,791,540
		99,676,817
China–1.77%
Chow Tai Fook Jewellery Group Ltd.	23,187,400	38,725,070
Tingyi Cayman Islands Holding Corp.	19,700,000	29,121,780
		67,846,850
Denmark–2.10%
ChemoMetec A/S	470,837	36,339,773
Pandora A/S	268,888	44,392,219
		80,731,992
Finland–1.09%
Elisa OYJ	521,476	26,831,330
Wartsila OYJ Abp	538,426	14,875,849
		41,707,179
France–5.28%
Alten S.A.	275,918	22,425,289
Gaztransport Et Technigaz S.A.	168,092	31,615,638
Interparfums S.A.	577,836	21,218,500
Lectra	695,649	19,350,462
Legrand S.A.	367,915	54,343,515
Neurones	659,260	32,519,979
Thermador Groupe	115,163	10,749,211
Vetoquinol S.A.	115,582	10,165,522
		202,388,116
Germany–6.63%
Amadeus Fire AG	138,910	10,605,592
Atoss Software SE	109,591	14,699,634
Carl Zeiss Meditec AG, BR	1,542,624	85,063,168
CTS Eventim AG & Co. KGaA	379,612	42,867,445
FUCHS SE, Preference Shares	857,479	39,238,468
Shares		Value
Germany–(continued)
Knorr-Bremse AG	618,709	$61,750,520
		254,224,827
Hong Kong–0.92%
HKT Trust & HKT Ltd.	22,443,000	35,338,239
India–0.63%
AIA Engineering Ltd.	215,966	7,714,240
Triveni Turbine Ltd.	2,427,827	16,500,778
		24,215,018
Indonesia–2.59%
PT Indofood CBP Sukses Makmur Tbk	30,054,100	17,853,004
PT Selamat Sempurna Tbk	110,307,000	13,285,546
PT Telkom Indonesia (Persero) Tbk	305,046,800	53,564,674
PT United Tractors Tbk	9,900,600	14,507,534
		99,210,758
Ireland–1.05%
AIB Group PLC	5,087,967	40,137,190
Italy–2.95%
DiaSorin S.p.A.	436,091	42,634,436
Interpump Group S.p.A.	586,350	24,056,895
Recordati Industria Chimica e Farmaceutica S.p.A.	812,261	46,586,159
		113,277,490
Japan–24.32%
As One Corp.	836,452	13,144,632
Azbil Corp.	7,422,700	69,360,691
Disco Corp.	236,900	70,010,220
Fujimi, Inc.	1,655,700	24,689,227
Fukui Computer Holdings, Inc.	584,900	11,812,440
Funai Soken Holdings, Inc.	753,400	11,858,661
Japan Elevator Service Holdings Co. Ltd.	1,123,900	30,003,087
JCU Corp.	486,800	11,450,161
Katitas Co. Ltd.	2,234,200	37,463,539
Kikkoman Corp.	2,622,300	23,036,799
Medikit Co. Ltd.	229,700	3,895,645
MEITEC Group Holdings, Inc.	1,807,458	37,807,689
MISUMI Group, Inc.	3,679,100	52,979,151
MonotaRO Co. Ltd.	1,072,120	19,091,151
NOF Corp.	1,434,300	28,549,615
Nomura Research Institute Ltd.	536,100	21,213,699
NSD Co. Ltd.	795,394	19,024,312
OBIC Business Consultants Co. Ltd.	465,100	26,824,612
OBIC Co. Ltd.	1,318,200	46,931,309
SCSK Corp.	1,648,500	51,292,914
Seria Co. Ltd.	1,953,200	35,971,244
Shimano, Inc.	289,400	31,659,168
SHO-BOND Holdings Co. Ltd.	1,208,400	38,584,115
SMS Co. Ltd.	2,337,600	23,401,486
Sysmex Corp.	3,287,200	53,403,362
TechnoPro Holdings, Inc.	882,300	27,942,602
TKC Corp.	779,518	23,415,209
Toyo Suisan Kaisha Ltd.	779,400	49,794,773
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
Japan–(continued)
USS Co. Ltd.	3,522,496	$38,285,612
		932,897,125
Mexico–1.19%
Gruma S.A.B. de C.V., Class B	2,635,850	45,554,865
Netherlands–0.93%
IMCD N.V.	325,108	35,635,311
South Africa–0.21%
Hudaco Industries Ltd.	745,344	7,939,362
South Korea–2.18%
Coway Co. Ltd.	545,094	42,514,966
NICE Information Service Co. Ltd.	1,178,465	13,819,384
Park Systems Corp.	137,820	27,205,929
		83,540,279
Sweden–6.19%
Addtech AB, Class B	894,902	30,084,978
Cellavision AB	270,000	4,830,735
Epiroc AB, Class A	1,388,767	28,265,786
Hexpol AB	2,229,869	19,201,376
Karnov Group AB(a)	2,188,148	25,931,649
Loomis AB	738,044	29,181,742
MIPS AB(b)	390,998	16,571,019
Mycronic AB	1,681,358	36,483,581
Svenska Handelsbanken AB, Class A	3,844,713	46,845,429
		237,396,295
Switzerland–7.43%
Belimo Holding AG	28,594	33,275,633
BKW AG	114,124	25,480,755
Bossard Holding AG, Class A	52,547	11,136,583
Cembra Money Bank AG	232,762	26,122,928
Kardex Holding AG	38,532	14,837,403
Partners Group Holding AG	71,485	96,097,035
Tecan Group AG, Class R(a)	102,621	20,318,098
VZ Holding AG	272,001	57,568,779
		284,837,214
Taiwan–1.88%
Advantech Co. Ltd.	3,242,726	36,071,569
Nien Made Enterprise Co. Ltd.	2,521,000	35,986,546
		72,058,115
United Kingdom–14.17%
Bunzl PLC	1,420,856	42,167,396
Shares		Value
United Kingdom–(continued)
Diploma PLC	563,688	$39,903,427
Greggs PLC	1,392,587	28,958,132
Halma PLC	1,098,948	47,022,333
Hill & Smith PLC	1,253,918	33,748,869
Howden Joinery Group PLC	3,705,642	42,898,616
IMI PLC	1,779,426	51,985,804
Intertek Group PLC	486,122	31,607,643
Rathbones Group PLC	868,595	21,897,369
Rightmove PLC	2,988,888	32,254,549
Rotork PLC	9,605,034	41,197,987
Spirax Group PLC	782,697	65,408,930
Weir Group PLC (The)	1,831,984	64,359,225
		543,410,280
United States–2.27%
ICON PLC(a)	316,551	53,557,264
PriceSmart, Inc.(c)	312,343	33,576,872
		87,134,136
Total Common Stocks & Other Equity Interests (Cost $2,851,435,527)		3,735,712,762
Money Market Funds–2.57%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	34,526,525	34,526,525
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	64,120,690	64,120,690
Total Money Market Funds (Cost $98,647,215)		98,647,215
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.98% (Cost $2,950,082,742)		3,834,359,977
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 4.32%(d)(e)(f)	272,835	272,835
Invesco Private Prime Fund, 4.46%(d)(e)(f)	710,663	710,805
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $983,640)		983,640
TOTAL INVESTMENTS IN SECURITIES—100.01% (Cost $2,951,066,382)		3,835,343,617
OTHER ASSETS LESS LIABILITIES–(0.01)%		(363,171)
NET ASSETS–100.00%		$3,834,980,446
Investment Abbreviations:
BR	– Bearer Shares
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,036,809	$385,820,357	$(366,330,641)	$-	$-	$34,526,525	$923,700
Invesco Treasury Portfolio, Institutional Class	27,925,503	716,523,519	(680,328,332)	-	-	64,120,690	1,706,504
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,492,353	53,088,354	(67,307,872)	-	-	272,835	193,086*
Invesco Private Prime Fund	37,736,196	123,708,690	(160,731,185)	202	(3,098)	710,805	515,172*
Investments in Other Affiliates:
Amadeus Fire AG**	27,096,687	-	(16,052,890)	4,273,710	(4,711,915)	10,605,592	785,790
ChemoMetec A/S**	55,427,724	-	(36,201,401)	1,917,678	15,195,772	36,339,773	-
Fabasoft AG	18,856,280	-	(20,687,876)	10,722,257	(8,890,661)	-	-
Fukui Computer Holdings, Inc.**	22,723,421	-	(13,998,554)	8,097,904	(5,010,331)	11,812,440	368,774
Karnov Group AB**	55,403,705	-	(44,222,672)	(370,098)	15,120,714	25,931,649	-
Restore PLC	28,887,925	-	(26,908,884)	1,375,324	(3,354,365)	-	-
STRATEC SE	31,156,562	-	(24,200,602)	8,678,797	(15,634,757)	-	-
Total	$334,743,165	$1,279,140,920	$(1,456,970,909)	$34,695,774	$(7,288,641)	$184,320,309	$4,493,026

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At July 31, 2025, this security was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$125,666,558	$—	$125,666,558
Austria	—	30,438,996	—	30,438,996
Brazil	190,449,750	—	—	190,449,750
Canada	99,676,817	—	—	99,676,817
China	—	67,846,850	—	67,846,850
Denmark	—	80,731,992	—	80,731,992
Finland	—	41,707,179	—	41,707,179
France	—	202,388,116	—	202,388,116
Germany	—	254,224,827	—	254,224,827
Hong Kong	—	35,338,239	—	35,338,239
India	—	24,215,018	—	24,215,018
Indonesia	—	99,210,758	—	99,210,758
Ireland	—	40,137,190	—	40,137,190
Italy	—	113,277,490	—	113,277,490
Japan	—	932,897,125	—	932,897,125
Mexico	45,554,865	—	—	45,554,865
Netherlands	—	35,635,311	—	35,635,311
South Africa	—	7,939,362	—	7,939,362
South Korea	—	83,540,279	—	83,540,279
Sweden	—	237,396,295	—	237,396,295
Switzerland	—	284,837,214	—	284,837,214
Taiwan	—	72,058,115	—	72,058,115
United Kingdom	—	543,410,280	—	543,410,280
United States	87,134,136	—	—	87,134,136
Money Market Funds	98,647,215	983,640	—	99,630,855
Total Investments	$521,462,783	$3,313,880,834	$—	$3,835,343,617
Invesco International Small-Mid Company Fund